Risk Management and Fair Values (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Disclosure of detailed information about financial instruments [abstract]
Average appreciation (depreciation) foreign currency, description	If the RMB depreciates against the U.S. dollar, the value of our RMB revenues, earnings and assets as expressed in our U.S. dollar financial statements will decline.
Accumulated other comprehensive loss	$ 1.0